Business Combinations (Summary Of Pro Forma Information From Acquisition) (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Business Acquisition [Line Items]
Pro forma net sales	¥ 149,916	¥ 146,704
Pro forma income (loss) before income taxes	¥ (1,862)	¥ (2,599)